Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Income Taxes [Abstract]
Schedule of the Provisions for Income Taxes

Significant components of the provisions for income taxes for the years ended December 31, 2024, and December 31, 2025 were as follows:

	December 30, 2025	December 31, 2024
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	—	(486,706)
Current tax provision Cambodia	—	—
Total tax (income) expense	$—	$(486,706)

Schedule of Income Taxes
	December 31, 2025	December 31, 2024
Profit / (Loss) Income before taxes	$9,728,723	$(960,807)
Tax credit (expense) at the effective tax rates	1,705,862	(179,863)
Tax effect on non-taxable income	(3,682,167)	(81,323)
Tax effect on non-deductible expenses	1,975,290	129,814
Change in valuation allowance	—	131,991
Tax effect on utilization of tax losses	—	(127,521)
Tax losses unable to be utilized	1,015	126,902
Over provision of tax in prior year	—	(486,706)
Tax (income) expense	$—	$(486,706)

Schedule of Components of Deferred Tax Assets, Net

Significant components of deferred tax assets, net were as follows:

	December 31, 2025	December 31, 2024
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	—	160,432
Less: valuation allowance	—	(160,432)
Deferred tax assets, net	—	—